Segment information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 82,665	$ 69,286	$ 67,907
Costs	53,190	43,718	42,629
Gross profit / (loss)	31,058	27,111	25,203
Net gain from fair value adjustments of investment properties	23,618	(16,849)	2,868
General and administrative expenses	(8,770)	(7,849)	(7,980)
Selling expenses	9,823	9,412	9,918
Other operating results, net	881	2,612	(298)
Profit / (loss) from operations	(9,807)	29,451	4,147
Share of (loss) / profit of associates and joint ventures	(4,979)	(2,292)	(798)
Segment (loss) / profit	(28,497)	19,185	3,622
Property, plant and equipment	37,857	36,434	67,352
Investments in joint ventures and associates	31,395	40,715
Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit / (loss)
Net gain from fair value adjustments of investment properties
General and administrative expenses	(192)	(157)	(185)
Selling expenses
Other operating results, net
Management fees
Profit / (loss) from operations	(192)	(157)	(185)
Segment (loss) / profit	(192)	(157)	(185)
Property, plant and equipment
Investments in joint ventures and associates
Other reportable assets
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,562	4,406	3,817
Costs	(4,670)	(3,969)	(3,472)
Gross profit / (loss)	896	431	347
Net gain from fair value adjustments of investment properties
General and administrative expenses	(202)	(193)	(172)
Selling expenses	(474)	(302)	(308)
Other operating results, net	103	73	65
Management fees
Profit / (loss) from operations	323	9	(68)
Segment (loss) / profit	291	7	(76)
Property, plant and equipment	537	423	394
Investments in joint ventures and associates	16	64	8
Other reportable assets	1,358	607	511
Operations Center in Argentina [Member] | Total [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	10,534	9,706	9,728
Costs	(2,240)	(1,975)	(2,107)
Gross profit / (loss)	8,294	7,731	7,621
Net gain from fair value adjustments of investment properties	(27,621)	13,860	(3,649)
General and administrative expenses	(1,867)	(1,634)	(1,510)
Selling expenses	(759)	(788)	(769)
Other operating results, net	(437)	(29)	(679)
Management fees
Profit / (loss) from operations	(22,390)	19,140	1,014
Share of (loss) / profit of associates and joint ventures	(4,326)	(2,957)	(965)
Segment (loss) / profit	(26,716)	16,183	49
Investment and trading properties	77,290	101,191	84,650
Property, plant and equipment	1,819	1,865	2,161
Investments in joint ventures and associates	(1,318)	3,379	7,172
Other reportable assets	375	518	324
Reportable assets	78,166	106,953	94,307
Operations Center in Argentina [Member] | Shopping Malls [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,976	6,822	6,991
Costs	(543)	(580)	(745)
Gross profit / (loss)	5,433	6,242	6,246
Net gain from fair value adjustments of investment properties	(28,394)	4,384	(5,883)
General and administrative expenses	(661)	(597)	(582)
Selling expenses	(371)	(425)	(401)
Other operating results, net	(57)	(65)	(75)
Management fees
Profit / (loss) from operations	(24,050)	9,539	(695)
Share of (loss) / profit of associates and joint ventures
Segment (loss) / profit	(24,050)	9,539	(695)
Investment and trading properties	35,057	62,959	57,983
Property, plant and equipment	182	149	173
Investments in joint ventures and associates
Other reportable assets	79	89	92
Reportable assets	35,318	63,197	58,248
Operations Center in Argentina [Member] | Offices [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,566	932	945
Costs	(107)	(87)	(147)
Gross profit / (loss)	1,459	845	798
Net gain from fair value adjustments of investment properties	535	4,088	1,293
General and administrative expenses	(145)	(152)	(157)
Selling expenses	(69)	(100)	(103)
Other operating results, net	(23)	(16)	(22)
Management fees
Profit / (loss) from operations	1,757	4,665	1,809
Share of (loss) / profit of associates and joint ventures
Segment (loss) / profit	1,757	4,665	1,809
Investment and trading properties	21,992	19,691	14,641
Property, plant and equipment	95	84	405
Investments in joint ventures and associates
Other reportable assets	86	86	89
Reportable assets	22,173	19,861	15,135
Operations Center in Argentina [Member] | Sales and developments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	783	210	203
Costs	(369)	(104)	(103)
Gross profit / (loss)	414	106	100
Net gain from fair value adjustments of investment properties	496	5,134	290
General and administrative expenses	(182)	(138)	(73)
Selling expenses	(83)	(40)	(42)
Other operating results, net	(208)	96	(73)
Management fees
Profit / (loss) from operations	437	5,158	202
Share of (loss) / profit of associates and joint ventures	(26)	3	(16)
Segment (loss) / profit	411	5,161	186
Investment and trading properties	19,435	17,608	11,531
Property, plant and equipment
Investments in joint ventures and associates	310	313	226
Other reportable assets	129	132	93
Reportable assets	19,874	18,053	11,850
Operations Center in Argentina [Member] | Hotels [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	2,066	1,711	1,577
Costs	(1,111)	(1,170)	(1,104)
Gross profit / (loss)	955	541	473
Net gain from fair value adjustments of investment properties
General and administrative expenses	(344)	(341)	(304)
Selling expenses	(221)	(218)	(216)
Other operating results, net	80	(28)	2
Management fees
Profit / (loss) from operations	470	(46)	(45)
Share of (loss) / profit of associates and joint ventures
Segment (loss) / profit	470	(46)	(45)
Investment and trading properties
Property, plant and equipment	1,416	1,494	1,583
Investments in joint ventures and associates
Other reportable assets	18	19	20
Reportable assets	1,434	1,513	1,603
Operations Center in Argentina [Member] | International [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	10
Costs	(4)
Gross profit / (loss)	6
Net gain from fair value adjustments of investment properties	4
General and administrative expenses	(93)	(82)	(89)
Selling expenses
Other operating results, net	(9)	(40)	(528)
Management fees
Profit / (loss) from operations	(92)	(122)	(617)
Share of (loss) / profit of associates and joint ventures	(2,574)	(3,096)	(352)
Segment (loss) / profit	(2,666)	(3,218)	(969)
Investment and trading properties	63
Property, plant and equipment	126	138
Investments in joint ventures and associates	(5,053)	(2,707)	1,293
Other reportable assets
Reportable assets	(4,864)	(2,569)	1,293
Operations Center in Argentina [Member] | Corporate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Costs
Gross profit / (loss)
Net gain from fair value adjustments of investment properties
General and administrative expenses	(363)	(269)	(290)
Selling expenses
Other operating results, net
Management fees
Profit / (loss) from operations	(363)	(269)	(290)
Share of (loss) / profit of associates and joint ventures
Segment (loss) / profit	(363)	(269)	(290)
Investment and trading properties
Property, plant and equipment
Investments in joint ventures and associates
Other reportable assets
Reportable assets
Operations Center in Argentina [Member] | Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	133	31	12
Costs	(106)	(34)	(8)
Gross profit / (loss)	27	(3)	4
Net gain from fair value adjustments of investment properties	(262)	254	651
General and administrative expenses	(79)	(55)	(15)
Selling expenses	(15)	(5)	(7)
Other operating results, net	(220)	24	17
Management fees
Profit / (loss) from operations	(549)	215	650
Share of (loss) / profit of associates and joint ventures	(1,726)	136	(597)
Segment (loss) / profit	(2,275)	351	53
Investment and trading properties	743	933	495
Property, plant and equipment
Investments in joint ventures and associates	3,425	5,773	5,653
Other reportable assets	63	192	30
Reportable assets	$ 4,231	$ 6,898	$ 6,178